Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Software	$ 24,272	$ 28,084	$ 25,454
Maintenance and technical support	33,181	30,996	30,951
Consulting services	313,741	266,550	227,970
Total revenues	371,194	325,630	284,375
Cost of revenues:
Software	10,487	10,220	9,960
Maintenance and technical support	3,598	4,167	4,120
Consulting services	247,517	209,114	181,477
Total cost of revenues	261,602	223,501	195,557
Gross profit	109,592	102,129	88,818
Operating costs and expenses:
Research and development, net	8,789	8,239	5,696
Selling and marketing	31,160	30,454	27,197
General and administrative	27,967	29,529	24,265
Change in valuation of contingent consideration related to acquisitions	1,088	255	(38)
Total operating costs and expenses	69,004	68,477	57,120
Operating income	40,588	33,652	31,698
Financial income (expenses), net	(917)	(1,169)	153
Increase in valuation of consideration related to acquisitions	(2,268)	(11)	(4)
Income before taxes on income	37,403	32,472	31,847
Taxes on income	7,286	6,874	7,071
Net income	30,117	25,598	24,776
Net income attributable to redeemable non-controlling interests	2,526	3,111	3,383
Net income attributable to non-controlling interests	2,405	2,221	1,510
Net income attributable to Magic Software Enterprises shareholders	$ 25,186	$ 20,266	$ 19,883
Net earnings per share attributable to Magic Software Enterprises’ shareholders:
Basic and Diluted earnings per share (in Dollars per share)	$ 0.49	$ 0.26	$ 0.39